Condensed Balance Sheets (Parentheticals) - USD ($)				3 Months Ended	12 Months Ended
		Feb. 28, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized			1,000,000	1,000,000	1,000,000
Preference shares, shares issued			0	0	0
Preference shares, shares outstanding			0	0	0
Founder Shares			$ 24,856		$ 144
Founder Shares [Member]
Founder Shares (in Shares)		75,000	7,187,500
Founder Shares			$ 25,000
Sponsor.Member [Member]
Founder Shares (in Shares)		75,000	7,187,500
Founder Shares		$ 1,437,500	$ 25,000
Class A Ordinary Shares
Ordinary shares subject to possible redemption			0	34,500,000	34,500,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, issued			0	0	0
Ordinary shares, outstanding			0	0	0
Common stock subject to forfeiture shares				34,500,000	34,500,000
Shares issued				34,500,000	34,500,000
Class A Ordinary Shares | Common Stock [Member]
Ordinary shares, issued			0		0
Ordinary shares, outstanding			0		0
Class A Ordinary Shares | Previously Reported [Member]
Ordinary shares, issued			0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized			20,000,000	20,000,000	20,000,000
Ordinary shares, issued			7,187,500	8,625,000	8,625,000
Ordinary shares, outstanding			7,187,500	8,625,000	8,625,000
Common stock subject to forfeiture shares			1,125,000
Shares issued			8,625,000	8,625,000
Class B Ordinary Shares | Common Stock [Member]
Founder Shares (in Shares)	[1]		7,187,500		1,437,500
Founder Shares			$ 719		$ 144
Class B Ordinary Shares | Previously Reported [Member]
Ordinary shares, issued			8,625,000
Ordinary shares, outstanding			8,625,000
Class B Ordinary Shares | Founder Shares [Member]
Founder Shares (in Shares)			1,125,000

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.